Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity U.S. Multifactor ETF	Nov. 29, 2023
Fidelity U.S. Multifactor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(10.90%)
Since Inception	10.03%	[1]
Fidelity U.S. Multifactor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(11.25%)
Since Inception	9.42%	[1]
Fidelity U.S. Multifactor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.22%)
Since Inception	7.65%	[1]
IXXRF
Average Annual Return:
Past 1 year	(10.63%)
Since Inception	10.38%	[1]
RS001
Average Annual Return:
Past 1 year	(19.13%)
Since Inception	6.37%	[1]

[1]	AFrom September 15, 2020.